New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
New standards and interpretations not yet adopted
6.	New standards and interpretations not yet adopted

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

As part of the implementation of IFRS 9 Financial instruments, IFRS 15 Revenue from contracts with customers and IFRS 16 Leases, the Company has actively participated in a specialized airline industry accounting group, which is comprise of by various airline members, accounting firms and the staff of the International Air Transport Association (IATA). The objective of this group is to discuss the nature and volume of implementation questions to adopt uniform accounting policies about these new standards within the airline industry.

IFRS 15 Revenue from contracts with customers

The new standard provides a framework that replaces existing revenue recognition guidance in IFRS. Entities will apply a five-step model to determine when to recognize revenue, and at what amount.

During April 2016, the IASB issued an amendment to this standard, introducing some clarification and guidance to identifying performance obligations, accounting for licenses of intellectual property and the principal versus agent assessment.

The model specifies that revenue should be recognized when (or as) an entity transfers control of goods or services to a customer at the amount to which the entity expects to be entitled.

Depending on whether certain criteria are met, revenue is recognized:

•	over time, in a manner that depicts the entity’s performance; or

•	at a point in time, when control of the goods or services is transferred to the customer.

The Company plans to adopt IFRS 15 in its consolidated financial statements for the annual period beginning on January 1, 2018, using the full retrospective approach. The comparative results included in the 2018 financial statements will be restated with an adjustment to the opening equity at December 31, 2016.

The Company´s decision to adopt retrospectively was the result of a number of factors considering the time, effort and cost involved in doing so when compared to the benefits to users of the consolidated financial statements.

The Company has carried out an evaluation and implementation process, culminating at the end of the 2017 period. The Company’s analysis has resulted in a number of impacts on its consolidated financial statements, due to changes mainly related to the revenue recognition of passenger services.

The following are the causes of the impacts related to the process of adoption of the new standard:

•	Ancillary services: considerations about these contracts are at what level and when revenues take place. This was evaluated under the performance obligations criteria, including services such as excess baggage fees, exchange fees, upgrades fees and other fees. The main change is the recognition of revenue from the sales date to the departure date, the moment when the performance obligations are fulfilled. Under the new standard these deliverables are considered a single performance obligation, which will not exist without the main performance obligation, the travel service that is fulfilled at departure date.

•	Loyalty program contract: considerations about loyalty point valuations, related to co-brand contracts. Multiple deliverable in this contract relate to points earn by the passenger and marketing related to the credit card with the financial entities were changed from a residual method to a method which allocates consideration based upon the relative selling price of the deliverables. The relative selling price of the deliverables is determined based upon the estimated standalone selling prices of each deliverable in the arrangement. Due to this assessment, the value applied to miles earned under the co-brand agreements will be adjusted, changing the amount of revenue recognized from the inceptions of these contracts.

•	Denied board compensation: considerations about whether this performance obligation should be recognized as an operational expense or be allocated against the revenue. This impact consist in the reclassification of this type of performance obligation from the operational expense to contra revenue.
•	Classification of revenue streams: certain revenues that are currently presented as passenger revenue will be reclassified to other revenue. We expect that these revenues will be reclassified between passenger revenue, other revenue and operational expenses after the adoption. This reclassification occurs due to the analysis and classification of each contract according to each associated performance obligations. Some of this concepts include charter flights, publicity and fees related to cobrand agreements.

The impact of the adoption of the new standard on the Company’s equity, as at January 1, 2018, is based on assessments undertaken to date and is summarized below. The actual impacts of adopting the standard, at January 1, 2018, may be subject to changes arising from further reasonable and supportable information being made available to the Company during 2018.

For the period 2017, the Company’s consolidated statement of financial position and the consolidated statement of profit or loss presents the following impacts due to the adoption of the new standard:

	2017	Transition impact	2017 under IFRS15
ASSETS
Current assets	$1,198,488		1,198,488
Non - current assets	3,054,443		3,054,443

Total assets	$4,252,931	—	4,252,931

LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	$470,693	6,475	477,168
Frequent flyer deferred revenue	13,186	4,011	17,197
Income tax payable	3,700	(820)	2,880
Other current liabilities	570,813		570,813

	1,058,392	9,666	1,068,058
Non - current liabilities
Frequent flyer deferred revenue	33,115		33,115
Other non - current liabilities	1,049,929		1,049,929

	1,083,044	—	1,083,044

Total liabilities	2,141,436	9,666	2,151,102

Equity
Issued capital	28,496		28,496
Additional paid in capital	72,953		72,953
Treasury stock	(136,388)		(136,388)
Retained earnings	1,780,299	(4,524)	1,775,775
Net income	370,023	(5,142)	364,881
Accumulated other comprehensive loss	(3,888)		(3,888)

Total equity	2,111,495	(9,666)	2,101,829

Total liabilities and equity	$4,252,931	—	4,252,931

Operating revenue
Passenger revenue	$2,462,419	(18,442)	2,443,977
Cargo and mail revenue	55,290		55,290
Other operating revenue	9,847	12,672	22,519

	2,527,556	(5,770)	2,521,786
Operating expenses
Other operating expenses	1,887,082		1,887,082
Sales and distribution	200,413	(157)	200,256

	2,087,495	(157)	2,087,338

Operating profit	440,061	(5,613)	434,448
Non - operating income (expense)	(22,038)		(22,038)

	(22,038)	—	(22,038)

Profit (loss) before taxes	418,023	(5,613)	412,410
Income tax expense	(48,000)	471	(47,529)

Net profit (loss)	370,023	(5,142)	364,881

The main components of the adjustment, for the period, are as follows:

•	An increase of $6.4 million and $4.0 million in Air traffic liability and Frequent flyer deferred revenue, due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date, and the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method, respectively.

•	A decrease of $4.5 million in retained earnings due to the impacts of the 2016 period.

•	A decrease of $18.4 million in Passenger revenue by: $2.8 million due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date; $15.4 million due to the reclassification between Passenger revenue and Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flights; and $0.2 million due the reclassification of denied board compensation from the Sales and distribution operating expenses to Passenger revenue.

•	An increase of $12.7 million in Other operating revenue by: a decrease of $2.7 million due to the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method; and an increase of $15.4 million due to the reclassification between Passenger revenue and Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flights.

•	A decrease of $0.4 million in Income tax expense, and Income tax payable as a result of the transitions impacts.

For the period 2016, the Company’s consolidated statement of financial position and the consolidated statement of profit or loss presents the following impacts due to the adoption of the new standard:

	2016	Transition impact	2016 under IFRS15
ASSETS
Current assets	$1,069,391		1,069,391
Non - current assets	2,776,722		2,776,722

Total assets	$3,846,113	—	3,846,113

LIABILITIES AND EQUITY
Current liabilities
Air traffic liability	$396,237	3,559	399,796
Frequent flyer deferred revenue	9,044	1,314	10,358
Income tax payable	22,495	(349)	22,146
Other current liabilities	470,660		470,660

	898,436	4,524	902,960
Non - current liabilities
Frequent flyer deferred revenue	26,324		26,324
Other non - current liabilities	1,079,082		1,079,082

	1,105,406	—	1,105,406

Total liabilities	2,003,842	4,524	2,008,366

Equity
Issued capital	28,454		28,454
Additional paid in capital	64,986		64,986
Treasury stock	(136,388)		(136,388)
Retained earnings	1,552,547	(2,354)	1,550,193
Net income	334,544	(2,170)	332,374
Accumulated other comprehensive loss	(1,872)		(1,872)

Total equity	1,842,271	(4,524)	1,837,747

Total liabilities and equity	$3,846,113	—	3,846,113

Operating revenue
Passenger revenue	$2,155,167	(6,666)	2,148,501
Cargo and mail revenue	53,989		53,989
Other operating revenue	12,696	4,000	16,696

	2,221,852	(2,666)	2,219,186
Operating expenses
Other operating expenses	1,751,732		1,751,732
Sales and distribution	193,984	(147)	193,837

	1,945,716	(147)	1,945,569

Operating profit	276,136	(2,519)	273,617
Non - operating income (expense)	96,679		96,679

	96,679	—	96,679

Profit (loss) before taxes	372,815	(2,519)	370,296
Income tax expense	(38,271)	349	(37,922)

Net profit (loss)	334,544	(2,170)	332,374

The main components of the adjustment, for the period 2016, are as follows:

•	An increase of $3.6 million, and $1.3 million in Air traffic liability and Frequent flyer deferred revenue, due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date, and the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method product, respectively.

•	A decrease of $2.4 million in retained earnings by: $2.2 million due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date; and $0.2 million due to the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method. This effect is the product of the impact of the 2015 period.

•	A decrease of $6.7 million in Passenger revenue by: $1.4 million due to the change in the timing of revenue recognition related to exchange fee and other ancillary, from the sales date, to the departure date; $5.1 million due to the reclassification between Passenger revenue and Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flights; and $0.2 million due the reclassification of denied board compensation from the Sales and distribution operating expenses to Passenger revenue.

•	An increase of $4.0 million in Other operating revenue by: an increase of $5.1 million due to the reclassification between Passenger revenue and Other operating revenue of the revenue related to the sale and transfer of miles and cobrand agreements from our frequent flyer program, the sale of advertising space, and charter flights; and a decrease of $1.1 million due to the change in the amount deferred for mileages credits due to sales from co-brand partner agreements resulting from the change from the residual method to the relative selling price method.

•	A decrease of $0.3 million in Income tax expense, and Income tax payable as a result of the transitions impacts.

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS.

IFRS 9 Financial Instruments

The new standard includes revised guidance on the classification and measurement of financial assets, including impairment, and supplements the new hedge accounting principles published in 2013. IFRS 9 contains three main classification categories for financial assets measured at: amortized cost, fair value through other comprehensive income (FVOCI), and fair value through profit or loss (FVTPL). Otherwise, the new standard retains almost all of the existing requirements for financial liabilities in IAS 39 Financial Instruments: Recognition and Measurement.

The Company plans to adopt the new standard on the required effective date and will not restate comparative information. The Company will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes.

During 2017, the Company has performed an assessment of all three aspects of IFRS 9: classification and measurement, impairment and hedge accounting. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Company during 2018, when the Company will adopt this standard.

•	Classification and measurement

The Company does not expect a significant impact on its consolidated statement of financial position on applying the classification and measurement requirements of IFRS 9, trade receivables and investments are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9 therefore; reclassification for these instruments is not required.

There will be no impact on the Company’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Company as of December 31, 2017 does not have any such liabilities.

•	Impairment

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables. The Company does not expect a material increase in the provision for impairment of accounts receivable due the application this method.

•	Hedge accounting

As of December 31, 2017, the Company does not have financial instruments designated under hedge accounting.

•	Other

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Company’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

Amendments to IFRS 9 Financial instruments

This amendment was issue in October, 2017 and confirm when a financial liability measured at amortized cost is modified without this resulting in de-recognition, a gain or loss should be recognized immediately in profit or loss.

The gain or loss is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. This means that the difference cannot be spread over the remaining life of the instrument which may be a change in practice from IAS 39.

The Amendment is mandatory for annual reporting periods beginning on or after January 1, 2019, with earlier application permitted. The Amendment is required to be applied retrospectively.

The Amendment provides specific transition provisions if it is only applied in 2019 rather than in 2018 with the remainder of IFRS 9:

•	The Company must revoke its application of the fair value option if, as a result of the Amendment, an accounting mismatch no longer exists, and may newly designate a financial asset or liability to be measured at fair value though profit or loss if a new accounting mismatch is created.

•	Restatement of prior periods is not required and is only permitted if such restatement is possible without the use of hindsight.

•	Additional disclosures must be made to describe the effect of applying the Amendment and any changes to the use of the fair value option.

During 2018, the Company will assess the impact on its consolidated financial statements resulting from the application of this amendment.

IFRS 16 Leases

This standard was issued in January 2016 and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’). IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee. Instead all leases are treated in a similar way to finance leases under IAS 17 Leases.

The lessee is required to recognize the present values of future lease payments and showing them either as lease assets (right-of-use assets “ROU”) or together with property, plant and equipment, and also recognizing a financial liability representing its obligation to make future lease payments. Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the ROU. IFRS 16 does not require a company to recognize assets and liabilities for (a) short-term leases (i.e. leases of 12 months or less), and (b) leases of low-value assets.

As a lessee, the Company can either apply the standard using a:

•	retrospective approach; or

•	modified retrospective approach with optional practical expedients.

As a lessor, the Company´s accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17.

The new standard is effective for annual periods beginning on or after January 1, 2019, early adoption is permitted for entities that apply IFRS 15. The Company is evaluating some implementation topics, including, but not limited to:

•	assessment of the maintenance obligation as part of the ROU of the leased aircraft

•	assessment of the lease term

•	contracts in the airports, hub and non-hub, about if there is genuine right of substitution of the airport

•	determination of the discount rate in the calculation of ROU.

The Company is assessing the potential impact on its consolidated financial statements but has not yet completed its detailed assessment. The actual impact of applying IFRS 16 on its initial application will depend of future economic conditions, including the Company’s borrowing rate at January 1, 2019, the composition of the Company’s lease portfolio at that date, the latest assessment about the exercise of renewal options, among others.

The most significant impact identified is that the Company will recognize new assets and liabilities for its aircraft under operating leases. As of December 31, 2017, the Company’s future minimum lease payments under non-cancellable aircraft operating leases amount to $400.8 million on an undiscounted basis (see note 14). No significant impact is expected for the Company’s finance leases.

In the case of operating leases of facilities as real estate, airport and terminals, sales offices, and general offices, the Company is assessing which of these contracts meet the definition of a lease within the scope of IFRS 16.

In 2018, the Company will continue to assess the potential effect of IFRS 16 on its consolidated financial statements and covenant compliance, and expects to disclose quantitative information before adoption. The Company intends to apply the retrospective transition approach and will restate comparative amounts for the year prior to first adoption.

IFRIC 23 Uncertainty over income tax treatments

This IFRIC was issue in June, 2017 and clarifies how the recognition and measurement requirements of IAS 12 Income taxes, are applied where there is uncertainty over income tax treatments.

The IFRIC had clarified previously that IAS 12, not IAS 37 ‘Provisions, contingent liabilities and contingent assets’, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment.

An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under tax law. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

The Interpretation is applicable for annual reporting periods beginning on or after January 1, 2019; it provides a choice of two transition approaches:

•	full retrospective using IAS 8, only if the application is possible without the use of hindsight; or

•	modified retrospective with the cumulative effect of the initial application recognized as an adjustment to equity on the date of initial application. In this approach, comparative information is not restated.

During 2018, the Company will continue to assess the possible impact, if any, on its consolidated financial statements resulting from the application of this amendment.

Amendments to IFRS 2 Share-based payments

This amendment address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

The amendment is effective for annual periods beginning on or after January 1, 2018. Based on the actual share-based payment plans, the Company does not expect any impact.

Amendments to IFRS 4 Insurance contracts

The amended standard will give all companies that issue insurance contracts the option to recognize in other comprehensive income, rather than in profit or loss, the volatility that could arise when IFRS 9 is applied before the new insurance contracts standard is issued; and give companies whose activities are predominantly connected with insurance an optional temporary exemption from applying IFRS 9 until 2021. The entities that defer the application of IFRS 9 will continue to apply the existing standard IAS 39.

The amendment is effective for annual periods beginning on or after January 1, 2018, and will not be relevant to the Company.

Amendment to IAS 40 Investment property

These amendments clarify when an entity should transfer property into, or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use.

The amendment is effective for annual periods beginning on or after January 1, 2018, and is not expected to be relevant to the Company, since does not have any investment property.

Annual Improvements Cycle 2014–2016

These amendments impact two standards:

•	IFRS 1,’ First-time adoption of IFRS’, regarding the deletion of short-term exemptions for first-time adopters regarding IFRS 7, IAS 19, and IFRS 10 effective January, 1 2018.

•	IAS 28,’Investments in associates and joint ventures’ regarding measuring an associate or joint venture at fair value effective January, 1 2018.

The amendments are not expected to be relevant to the Company.

Amendment to IAS 28 - Investments in Associates and Joint Ventures

This Amendment was issue in October, 2017 and clarify that companies account for long-term interests in an associate or joint venture to which the equity method is not applied using IFRS 9.

The Amendment is mandatory for annual reporting periods beginning on or after January 1, 2019, and is not expected to be relevant to the Company.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and reinsurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features.

IFRS 17 is effective for reporting periods beginning on or after January 1, 2021 with comparative figures required. Early application is permitted; provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Company.

IFRIC 22 Foreign currency transactions and advance consideration

This IFRIC addresses foreign currency transactions or parts of transactions where there is a consideration that is denominated or priced in a foreign currency. The interpretation provides guidance for when a single payment/receipt is made as well as for situations where multiple payments/receipts are made. The guidance aims to reduce diversity in practice.

The amendment is effective for annual periods beginning on or after January 1, 2018, since the Company’s current practice is in line with the Interpretation, the Company does not expect any effect on its consolidated financial statements.